REVENUE - Market Risk (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
US Dollar gold price sensitivity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase decrease in Rand gold price	20.00%	20.00%	20.00%
US Dollar gold price sensitivity [member] | Percentage decrease [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R (837.0)	R (552.4)	R (498.1)
US Dollar gold price sensitivity [member] | Percentage increase [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R 837.0	R 552.4	R 498.1
Rand to US Dollar exchange rate sensitivity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase decrease in Rand gold price	10.00%	10.00%	10.00%
Rand to US Dollar exchange rate sensitivity [member] | Percentage decrease [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R (418.5)	R (276.2)	R (249.0)
Rand to US Dollar exchange rate sensitivity [member] | Percentage increase [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) from change in fair value of derivatives recognised in profit and loss	R 418.5	R 276.2	R 249.0